FAIR VALUE - Fair value hierarchy (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
FAIR VALUE
Financial assets at fair value through FVTPL	$ 685,662	$ 1,513,331	$ 6,464,119
Recurring fair value measurements | Level 2
FAIR VALUE
Fair value of assets and liabilities	126,529,342	25,575,954
Recurring fair value measurements | Level 3
FAIR VALUE
Fair value of assets and liabilities	15,163,503	1,512,889
Recurring fair value measurements | Convertible debt | Level 3
FAIR VALUE
Financial liabilities at fair value through FVTPL	14,477,841
Recurring fair value measurements | Equity investment | Level 2
FAIR VALUE
Financial liabilities at fair value through FVTPL		442
Recurring fair value measurements | Equity investment | Level 3
FAIR VALUE
Financial assets at fair value through FVTPL	685,662
Financial liabilities at fair value through FVTPL		1,512,889
Recurring fair value measurements | Cryptocurrencies | Level 2
FAIR VALUE
Non financial assets at fair value through other comprehensive income	$ 126,529,342	$ 25,575,512